UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 150, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT HUFFMAN
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ ROBERT HUFFMAN                     NORTHBROOK, IL                08/14/2007
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            70
                                         ------------
Form 13F Information Table Value Total:        247848
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x $1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------  ---------  ------  ------   --- ---- ------- -------- ---- ------ ---

ADAMS EXPRESS CO               COM             006212104  4842    325162    SH        SOLE            325162
AMC MANAGED INCOME FD INC      COM             000919100   956    246992    SH        SOLE            246992
BANCROFT FUND LTD              COM             059695106  8778    412712    SH        SOLE            412712
BERKSHIRE HATHAWAY INC DEL     CL A            084670108   437         4    SH        SOLE                 4
BLACKROCK CAP & INCOME STRA    COM             09256A109  1515     68600    SH        SOLE             68600
BLACKROCK DIVID ACHIEVERS TM   COM             09250N107  5467    371894    SH        SOLE            371894
BLACKROCK FL INSD MUN 2008 TRM COM             09247H106   784     54100    SH        SOLE             54100
BLACKROCK FLA MUN 2020 TERM    COM SHS         09250M109   483     35800    SH        SOLE             35800
BLACKROCK INSD MUN TERM TR I   COM             092474105  1693     87000    SH        SOLE             87000
BLACKROCK PFD INCOME STRATEG   COM             09255H105   982     47100    SH        SOLE             47100
BLACKROCK S&P QLTY RK EQ MD    SHS BEN INT     09250D109   735     40922    SH        SOLE             40922
BLACKROCK STRAT DIVD ACHIEVE   COM             09249Y107  4838    332490    SH        SOLE            332490
BLACKROCK MUNIYIELD CALIF FD   COM             09254M105   195     13800    SH        SOLE             13800
BLACKROCK NY INSD MUN 2008 T   COM             09247L107  3330    220400    SH        SOLE            220400
CBOT HLDGS INC                 CL A            14984K106   855      4138    SH        SOLE              4138
DEFINED STRATEGY FND INC       COM             24476Y100  6235    281491    SH        SOLE            281491
DSW GLOBAL COMMODITIES STK F   COM             23338Y100   206     11100    SH        SOLE             11100
DWS MUN INCOME TR              COM             23338M106   414     37580    SH        SOLE             37580
ELLSWORTH FUND LTD             COM             289074106  9552   1045095    SH        SOLE           1045095
FIRST TR VALUE LINE 100 FD     COM SHS         33735D104   408     24500    SH        SOLE             24500
FIRST TR VALUE LINE DIVID IN   SHS             33734H106  2013    118805    SH        SOLE            118805
GABELLI DIVD & INCOME TR       COM             36242H104  5013    224433    SH        SOLE            224433
GABELLI GLOBAL MULTIMEDIA TR   COM             36239Q109  6633    477907    SH        SOLE            477907
INSURED MUN INCOME FD          COM             45809F104  2275    172745    SH        SOLE            172745
ISHARES TR                     1-3 YR TRS BD   464287457  5270     65744    SH        SOLE             65744
ISHARES TR                     S&P 100 IND FD  464287101 15865    229102    SH        SOLE            229102
ISHARES TR                     MSCI EAFE IDX   464287465   759      9400    SH        SOLE              9400
INVESTMENT GRADE MUN INCOME    COM             461368102   193     14200    SH        SOLE             14200
MEXICO FD INC                  COM             592835102   252      6000    SH        SOLE              6000
MFS CHARTER INCOME TR          SH BEN INT      552727109  9101   1074609    SH        SOLE           1074609
MFS GOVT MKTS INCOME TR        SH BEN INT      552939100  1271    191100    SH        SOLE            191100
MFS INTER INCOME TR            SH BEN INT      55273C107  7640   1262824    SH        SOLE           1262824
MORGAN STANLEY                 INSD CA MUN     61745P825   332     24000    SH        SOLE             24000
MORGAN STANLEY ASIA PAC FD I   COM             61744U106  6605    322218    SH        SOLE            322218
MUNICIPAL ADVANTAGE FD INC     COM             626189104   924     67300    SH        SOLE             67300
NUVEEN FLA QUALITY INCOME MU   COM             670978105  3243    237100    SH        SOLE            237100
NUVEEN NY MUN VALUE FD         COM             67062M105   914     97150    SH        SOLE             97150
NUVEEN PREM INCOME MUN FD      COM             67062T100   803     58181    SH        SOLE             58181
NUVEEN SELECT TAX FREE INCOME  SH BEN INT      67063C106  4199    307836    SH        SOLE            307836
NUVEEN SELECT TAX FREE INCOME  SH BEN INT      67063X100   210     15700    SH        SOLE             15700
NUVEEN TAX ADV FLTG RATE FUN   COM             6706EV102  2484    172300    SH        SOLE            172300
PHARMACEUTICAL HLDRS TR        DEPOSITORY RCPT 71712A206 12348    151400    SH        SOLE            151400
PIMCO MUN ADVANTAGE FD INC     COM             722015104   809     61500    SH        SOLE             61500
PIONEER TAX ADVANTAGE BALANC   COM             72388R101  3738    251882    SH        SOLE            251882
POWERSHARES EFT TRUST          DYN INS PTF     73935X641  6281    328860    SH        SOLE            328860
POWERSHARES EFT TRUST          FTSE RAFI 1000  73935X583 10744    172929    SH        SOLE            172929
PUTNAM HIGH YIELD MUN TR       SH BEN INT      746781103  2885    390400    SH        SOLE            390400
PUTNAM INVT GRADE MUN TR       COM             746805100  2116    211350    SH        SOLE            211350
PUTNAM MANAGED MUN INCM TR     COM             746823103  2472    314564    SH        SOLE            314564
PUTNAM MASTER INTER INCOME T   SH BEN INT      746909100  1955    296289    SH        SOLE            296289
PUTNAM MUN BD FD INC           SH BEN INT      74683V100  2309    187006    SH        SOLE            187006
PUTNAM MUN OPPORTUNITES TR     SH BEN INT      746922103  1592    134100    SH        SOLE            134100
PUTNAM PREMIER INCOME TR       SH BEN INT      746853100  8617   1305569    SH        SOLE           1305569
PUTNAM TAX FREE HEALTH CARE    SH BEN INT      746920107  3784    273419    SH        SOLE            210660
SPDR TR                        UNIT SER 1      78462F103  1736     11542    SH        SOLE             11542
SUNAMERICA FCSED ALPHA GRW F   COM             867037103  9089    477122    SH        SOLE            477122
SUNAMERICA FOCSE ALPHA LC F    COM             867038101  2727    144238    SH        SOLE            144238
TRI CONTL CORP                 COM             895436103 19648    755148    SH        SOLE            755148
VAN KAMPEN BD FD               COM             920955101   286     17000    SH        SOLE             17000
VAN KAMPEN PA VALUE MUN INCO   COM             92112T108  2772    195141    SH        SOLE            195141
VAN KAMPEN SELECT SECTOR MUN   COM             92112M103   767     58904    SH        SOLE             58904
VAN KAMPEN TR INVT GRADE MUN   COM             920929106  7911    523918    SH        SOLE            523918
WESTERN ASSET 2008 WW DRL GO   COM             95766W103   298     28735    SH        SOLE             28735
WESTERN ASSET CLAYMORE US TR   COM SH BEN INT  95766Q106  1827    160700    SH        SOLE            160700
WESTERN ASSET EMERG MKT DEBT   COM             95766A101  6214    347750    SH        SOLE            347750
WESTERN ASSET HIGH INCM FD I   COM             95766H106   262     26400    SH        SOLE             26400
WESTERN ASSET HIGH INCM OPP    COM             95766K109   297     44500    SH        SOLE             44500
WESTERN ASSET INFL MGMT FD I   COM             95766U107  2147    135371    SH        SOLE            135371
WESTERN ASSET MUN FD PRT II    COM             95766V105   830     64900    SH        SOLE             64900
WSTRN ASSET/CLYMR US TR INF    COM             95766R104  2683    232497    SH        SOLE            232497
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